Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A summary of information used to compute basic and diluted earnings (loss) per share attributable to Visteon is as follows:

	Year Ended December 31
	2014	2013	2012
	(In Millions, Except Per Share Amounts)
Numerator:
Net (loss) income from continuing operations attributable to Visteon	$(98)	$555	$56
(Loss) income from discontinued operations, net of tax	(197)	135	44
Net (loss) income attributable to Visteon	$(295)	690	$100
Denominator:
Average common stock outstanding - basic	45.8	50.0	52.9
Dilutive effect of warrants and PSUs	—	1.1	0.4
Diluted shares	45.8	51.1	53.3

Basic and Diluted Per Share Data:
Basic (loss) earnings per share attributable to Visteon:
Continuing operations	$(2.14)	$11.10	$1.06
Discontinued operations	(4.30)	2.70	0.83
	$(6.44)	$13.80	$1.89
Diluted (loss) earnings per share attributable to Visteon:
Continuing operations	$(2.14)	$10.86	$1.05
Discontinued operations	(4.30)	2.64	0.83
	$(6.44)	$13.50	$1.88

Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The potentially dilutive impact of common stock and certain common stock equivalents including warrants, performance-based share units, and stock options were excluded from the computation of weighted average diluted shares outstanding as inclusion of such items would be anti-dilutive for the year ended December 31, 2014, summarized as follows:

	Year Ended December 31
	2014			2013			2012
	(In Millions, Except Per Share Amounts)
Number of warrants	1.3			—			1.5
Exercise price	$58.80			$—			$58.80
Number of performance stock units	1.0			0.1			1.3
Number of stock options	0.1			0.2			0.4
Exercise price	$53.48	-	$84.67	$44.55	-	$74.08	$44.55	-	$74.08